SHARE CAPITAL (Details 4)	12 Months Ended
Dec. 31, 2021 $ / shares shares
Statement [Line Items]
Options, outstanding | shares	45,140,000
Weighted average exercise price, outstanding | $ / shares	$ 0.48
Weighted average remaining life, outstanding	2 years 3 months 25 days
Number of options, exercisable | shares	38,676,250
Weighted average exercise price, exercisable | $ / shares	$ 0.49
Weighted average remaining life, exercisable	2 years
Warrant 1
Statement [Line Items]
Options, outstanding | shares	33,125,000
Weighted average exercise price, outstanding | $ / shares	$ 0.38
Weighted average remaining life, outstanding	2 years 11 months 23 days
Number of options, exercisable | shares	26,661,250
Weighted average exercise price, exercisable | $ / shares	$ 0.38
Weighted average remaining life, exercisable	2 years 8 months 1 day
Exercise price	0.25 – 0.50
Warrant 2
Statement [Line Items]
Options, outstanding | shares	12,015,000
Weighted average exercise price, outstanding | $ / shares	$ 0.75
Weighted average remaining life, outstanding	6 months
Number of options, exercisable | shares	12,015,000
Weighted average exercise price, exercisable | $ / shares	$ 0.75
Weighted average remaining life, exercisable	6 months
Exercise price	0.51 – 1.00